LONG-TERM DEBT - Narrative (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($) subsidiary loan	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) subsidiary loan	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) loan subsidiary	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Number of subsidiaries with HUD mortgage loans | subsidiary	11		11		8
Carrying value					$ 735,010,000
Current maturities of long term debt	$ 15,745,000		$ 15,745,000		16,822,000	$ 61,363,000
Long-term debt, less current maturities, net of deferred financing fees	227,107,000		227,107,000		195,708,000	291,521,000
Mortgages
Debt Instrument [Line Items]
Carrying value of loans secured by real property	235,222,000		235,222,000		438,645,000	323,439,000
Deferred financing costs	2,745,000		2,745,000		2,611,000	4,734,000
Interest expense, debt	21,000	$ 390,000	41,000	$ 818,000	1,551,000	978,000	$ 462,000
Accumulated amortization, debt issuance costs	172,000		172,000		131,000	1,386,000
Line of Credit
Debt Instrument [Line Items]
Deferred financing costs	15,099,000		15,099,000		15,099,000	4,218,000
Accumulated amortization, debt issuance costs	1,703,000		1,703,000		193,000	2,811,000
HUD-insured mortgage loans | Mortgages
Debt Instrument [Line Items]
Debt instrument, face amount	34,685,000		34,685,000		88,809,000	7,027,000
Carrying value	199,404,000		199,404,000		166,181,000	79,031,000
Current maturities of long term debt	3,339,000		3,339,000		2,346,000	1,509,000
Long-term debt, less current maturities, net of deferred financing fees	$ 196,058,000		$ 196,058,000		$ 163,835,000	77,522,000
HUD-insured mortgage loans | Mortgages | Minimum
Debt Instrument [Line Items]
Interest rate	2.40%		2.40%		2.40%
Debt instrument, term			24 years		30 years
HUD-insured mortgage loans | Mortgages | Maximum
Debt Instrument [Line Items]
Interest rate	6.30%		6.30%		6.30%
Debt instrument, term			35 years		35 years
Other mortgage loans and promissory notes | Mortgages
Debt Instrument [Line Items]
Carrying value	$ 46,021,000		$ 46,021,000		$ 48,829,000	277,201,000
Current maturities of long term debt	12,407,000		12,407,000		14,476,000	59,854,000
Long-term debt, less current maturities, net of deferred financing fees	$ 33,614,000		$ 33,614,000		$ 34,353,000	$ 217,347,000
Number of other mortgage loans and promissory notes | loan	12		12		12
Other mortgage loans and promissory notes | Mortgages | Minimum
Debt Instrument [Line Items]
Interest rate	2.00%		2.00%		2.00%
Other mortgage loans and promissory notes | Mortgages | Maximum
Debt Instrument [Line Items]
Interest rate	7.50%		7.50%		8.00%
Other mortgage loans and promissory notes | Line of Credit
Debt Instrument [Line Items]
Repayments of secured debt				224,802,000
The 2023 Credit Agreement | Line of Credit
Debt Instrument [Line Items]
Deferred financing costs					$ 9,662,000
The 2023 Credit Agreement | Line of Credit | Secured Debt
Debt Instrument [Line Items]
Debt instrument, face amount		$ 275,000,000		$ 275,000,000
Amended And Restated 2023 Credit Facility | Line of Credit | Secured Debt
Debt Instrument [Line Items]
Carrying value	$ 0		$ 0		$ 0